Share Based Payments	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payments
13. SHARE BASED
PA
YMENTS
Share options are granted to directors, employees and certain service providers. The share options have a vesting period of
1-
4
years with shares being exercisable pro rata per year from the date of issue. All share options granted have a contractual life of 10 years from the date of grant. Share options are settled in equity.
For the employee based share options, if the owner of the share option ceases to be employed by the Company, in most cases the option lapses within a short period of departure of such employee. 7,324,674 share options have been forfeited to date. Management has not anticipated any stock options to be forfeited due to termination of employment prior to the assumed exercise date.
Movements on number of share options and their related exercise price are as follows:

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Outstanding at January 1, 2020	54,198,851	$1.67

Granted	3,073,940	9.39
Exercised	(15,920)	(2.56)
Forfeited	(44,221)	(3.81)

Outstanding at December 31, 2020	57,212,650	2.09

Granted	26,557,293	16.45
Exercised	(104,200)	(1.00)
Forfeited	(92,112)	(9.72)

Outstanding at December 31, 2021	83,573,631	6.72

Granted	12,570,722	8.13
Exercised	(2,062,453)	1.40
Forfeited	(550,837)	6.33

Outstanding at June 30, 2022	93,531,063	6.88

Exercisable at December 31, 2020	45,770,544	1.44

Exercisable at December 31, 2021	66,322,324	$5.28

Exercisable at June 30, 2022	66,463,722	$5.30

On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis. In connection with the Merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the Merger, of all issued, and authorized but unissued, LMDX A Ordinary shares and LMDX common shares at a ratio of 1.60806264:1.
On January 15, 2021, the Company granted “founder options” over
A
O
rdinary shares to each of the three Founder Directors. Each Founder Director was granted a fully vested option over 5,235,851
A
O
rdinary shares. On April 15, 2021, the Company granted each Founder Director a further option over 2,819,577
A
O
rdinary shares. These options will vest over a two year period subject to the satisfaction of performance conditions. In each instance, the exercise price of these options is equal an exercise price per ordinary share of $17.05.
For the six months ended June 30, 2022, 2,062,453 options were exercised at a weighted average exercise price of $1.40. The options outstanding at June 30, 2022 have an exercise price in the range of $0.20 to $17.05 and a weighted average contractual life of 6.57 years.
Share based compensation expense of $4,804 and $1,047 has
been charged to Research and development expenses and share based compensation expense of
$12,614 and $24,234
has been charged to Selling, marketing and administrative expenses for the six months ended June 30, 2022 and 2021, respectively.